Annual Fund Operating Expenses (Income Trust)	12 Months Ended
	May 01, 2011
Series I, Income Trust
Operating Expenses:
Share Class	Series I	[1]
Management fee	0.80%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.05%
Total fund operating expenses	0.90%
Series II, Income Trust
Operating Expenses:
Share Class	Series II	[1]
Management fee	0.80%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.05%
Total fund operating expenses	1.10%
Series NAV, Income Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.80%
Distribution and service (12b-1) fees	none
Other Expenses	0.05%
Total fund operating expenses	0.85%

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.